Investments - Balances (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Current investments	$ 6,292	$ 10,400
Long-term	245,843	292,497
Total investment	252,135	302,897	$ 170,645
Investment in Associates
Statement [Line Items]
Total investment	1,487	0	0
Convertible Debentures
Statement [Line Items]
Total investment	13,000	15,565	0
Physical Uranium
Statement [Line Items]
Total investment	231,088	276,815	$ 162,536
Warrants
Statement [Line Items]
Total investment	280	127
Shares
Statement [Line Items]
Total investment	$ 6,280	$ 10,390